Income Taxes - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended				48 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 77.4				$ 77.4
Operating loss carryforwards, valuation allowance	0.6				0.6
Recognized tax deduction	129.8	$ 198.9
Contribution to AICF	99.2		$ 91.8	$ 109.6	702.4	$ 994.7
Foreign tax credit carry-forwards	111.8		113.4		111.8
Valuation allowance	256.9		$ 257.0		256.9
Income tax paid, net of refunds	128.1
Current taxes receivable, CARES Act	37.7				37.7
Total amount of unrecognized tax benefits	2.3				2.3
Interest and penalties recognized income tax expense	2.3
Foreign Tax Credit Carry-Forwards
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	$ 108.1				$ 108.1
Percentage of valuation allowance against foreign tax credit carry-forwards (as percent)	100.00%				100.00%
Foreign tax credit carry-forwards, subject to expiration	$ 3.3				$ 3.3
Valuation allowance	$ 2.8				$ 2.8